LONG-TERM LOAN:	12 Months Ended
Dec. 31, 2021
LONG-TERM LOAN:
LONG-TERM LOAN:

NOTE 10 — LONG-TERM LOAN:

On March 29, 2018, we entered into a credit agreement (the “Credit Agreement”) with a syndicate of banks, Silicon Valley Bank and certain other lenders. The Credit Agreement provides for a $100 million term loan (the “Term Loan”) maturing on March 28, 2023 and bears interest at a LIBOR base rate plus a spread of 2.50% to 3.25%. Interest is payable on a monthly basis.

In addition, the Credit Agreement provides a revolving credit line of $50 million (the “Revolver”). There were no outstanding borrowings under the Revolver as of December 31, 2020. On June 28, 2021, we exercised our option to repay (without penalties) the outstanding balance of $82.5 million of the Term Loan. As a result, we recognized $596 thousand of unamortized original issue discount and debt issuance costs as financial expenses. As part of the repayment, the Revolver was cancelled.

Interest and financial expenses recorded in regard to the Credit Agreement were $1,958 thousand, $3,334 thousand and $5,146 thousand for the years ended December 31, 2021, 2020 and 2019, respectively.